Fees Summary	Mar. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,492,000
Previously Paid Amount	0.00
Total Fee Amount	534.63
Total Offset Amount	0.00
Net Fee	534.63
Narrative - Max Aggregate Offering Price	$ 3,492,000
Final Prospectus	true